BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands									12 Months Ended
	Nov. 10, 2020	Oct. 01, 2020	Sep. 30, 2020	Jul. 14, 2020	Mar. 13, 2020	Sep. 16, 2019	Aug. 12, 2019	May 01, 2019	Dec. 26, 2020
Business Acquisition
Aggregate acquisitions' net sales									$ 37,000
Aggregate acquisitions' operating profit									$ 2,400
Atlantic Prefab, Inc., Exterior Designs, LLC and Patriot Building Systems, LLC | Construction
Business Acquisition
Purchase Price	$ 27,274
Percentage of assets purchased (as a percent)	100.00%
Intangible Assets	$ 17,894
Net Tangible Assets	9,380
Acquired entity, prior year sales	$ 28,000
FRCT | Retail
Business Acquisition
Purchase Price		$ 7,936
Percentage of assets purchased (as a percent)		100.00%
Intangible Assets		$ 7,222
Net Tangible Assets		714
Acquired entity, prior year sales		$ 6,400
Enwrap | All Other
Business Acquisition
Purchase Price			$ 4,465
Percentage of assets purchased (as a percent)			100.00%
Intangible Assets			$ 4,607
Net Tangible Assets			(142)
Acquired entity, prior year sales			$ 14,000
T&R Lumber Company | Industrial
Business Acquisition
Purchase Price				$ 19,136
Percentage of assets purchased (as a percent)				100.00%
Intangible Assets				$ 13,098
Net Tangible Assets				6,038
Acquired entity, prior year sales				$ 31,000
Quest Design | Construction
Business Acquisition
Purchase Price					$ 21,787
Percentage of assets purchased (as a percent)					100.00%
Intangible Assets					$ 19,098
Net Tangible Assets					2,689
Acquired entity, prior year sales					$ 22,000
Pallet USA | Industrial
Business Acquisition
Purchase Price						$ 12,422
Percentage of assets purchased (as a percent)						100.00%
Intangible Assets						$ 7,464
Net Tangible Assets						4,958
Acquired entity, prior year sales						$ 18,000
Northwest | Retail
Business Acquisition
Purchase Price							$ 17,809
Percentage of assets purchased (as a percent)							100.00%
Intangible Assets							$ 8,089
Net Tangible Assets							9,720
Acquired entity, prior year sales							$ 14,000
Wolverine | Industrial
Business Acquisition
Purchase Price								$ 7,168
Percentage of assets purchased (as a percent)								100.00%
Intangible Assets								$ 6,180
Net Tangible Assets								988
Acquired entity, prior year sales								$ 5,000